Derivatives (Details) - Schedule of Derivatives on the Consolidated Statements of Operations - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Nov. 14, 2023	Dec. 31, 2022
Schedule of Derivatives on the Consolidated Statements of Operations [Line Items]
Total gain on unsettled derivatives		$ 1,215,693	$ 2,185,000
Total loss on settled derivatives		(1,163,736)	(6,978,790)
Net gain (loss) on derivatives		$ 51,957	$ (4,793,790)
Successor [Member]
Schedule of Derivatives on the Consolidated Statements of Operations [Line Items]
Total gain on unsettled derivatives	$ 443,349
Total loss on settled derivatives	(102,541)
Net gain (loss) on derivatives	$ 340,808